Trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Trade receivables	¥ 940,989	¥ 891,174
Gross carrying amount
Trade receivables
Trade receivables	998,036	934,152
Impairment loss allowance
Trade receivables
Trade receivables	¥ (57,047)	¥ (42,978)